Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2025
Leasehold Improvements [Member]
Property, plant and equipment useful lives	Over terms of the leases or the useful lives whichever is less
Motor Vehicles [Member]
Property, plant and equipment useful lives	4 years
Motor Vehicles [Member] | ZHEJIANG TIANLAN [Member]
Property, plant and equipment useful lives	5 years, with 5% residual value
Testing Equipment [Member]
Property, plant and equipment useful lives	3 years
Office Premises [Member] | Bottoms [Member]
Property, plant and equipment useful lives	47 years
Office Premises [Member] | Tops [Member]
Property, plant and equipment useful lives	51 years
Furniture, Fixtures and Office Equipment [Member] | ZHEJIANG TIANLAN [Member]
Property, plant and equipment useful lives	5 years, with 5% residual value
Furniture, Fixtures and Office Equipment [Member] | Bottoms [Member]
Property, plant and equipment useful lives	3 years
Furniture, Fixtures and Office Equipment [Member] | Tops [Member]
Property, plant and equipment useful lives	5 years
Land Use Right | ZHEJIANG TIANLAN [Member]
Property, plant and equipment useful lives	Over terms of the leases
Plant and Machineries | ZHEJIANG TIANLAN [Member]
Property, plant and equipment useful lives	5 to 10 years, with 5% residual value
Buildings and Leasehold Improvements | ZHEJIANG TIANLAN [Member]
Property, plant and equipment useful lives	11 to 50 years, with 5% residual value